SUPPLEMENTARY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Supplementary Financial Information Schedule Of Accounts Payable Other
Schedule of Other Current Assets
	December 31,
	2019	2018
	U.S. dollars in thousands
a. Other current assets:
Prepaid expenses	39	109
Restricted deposits	37	21
Other	97	90
	173	220

Schedule of Accounts Payable Other
	December 31,
	2019	2018
	U.S. dollars in thousands
b. Accounts payable - other:
Employees and employees related	345	120
Provision for vacation	231	215
Accrued expenses and other	794	755
	1,370	1,090